Share-based compensation plans (Share options number and weighted average price) (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Number And Weighted Average Exercise Prices Of Share Options [Abstract]
Beginning of year	1,396,289	3,053,571
Options granted	0	0
Options exercised	(1,136,331)	(1,657,282)
End of year	259,958	1,396,289
Weighted average exercisable price - beginning of year | $ / shares	$ 14.73	$ 15.75
Weighted average exercisable price for options granted | $ / shares	0	0
Weighted average exercise price for options exercised | $ / shares	14.66	16.62
Weighted average exercisable price - end of year | $ / shares	$ 15.05	$ 14.73
Exercisable	259,958	1,396,289
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Of Outstanding Share Options	259,958	1,396,289
Weighted Average Exercise Price Of Share Options Outstanding In Share based Payment Arrangement | $ / shares	$ 15.05	$ 14.73
Number Of Share Options Exercisable In Share based Payment Arrangement	259,958	1,396,289
Options exercisable - Weighted average exercisable price | $ / shares	$ 15.05	$ 14.73
$11.32 [Member]
Number And Weighted Average Exercise Prices Of Share Options [Abstract]
End of year	14,600
Weighted average exercisable price - end of year | $ / shares	$ 11.32
Exercisable	14,600
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Option price per share | $ / shares	$ 11.32
Number Of Outstanding Share Options	14,600
Options outstanding - Weighted average remaining life	1 year 2 months 12 days
Weighted Average Exercise Price Of Share Options Outstanding In Share based Payment Arrangement | $ / shares	$ 11.32
Number Of Share Options Exercisable In Share based Payment Arrangement	14,600
Options exercisable - Weighted average exercisable price | $ / shares	$ 11.32
$15.27 [Member]
Number And Weighted Average Exercise Prices Of Share Options [Abstract]
End of year	245,358
Weighted average exercisable price - end of year | $ / shares	$ 15.27
Exercisable	245,358
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Option price per share | $ / shares	$ 15.27
Number Of Outstanding Share Options	245,358
Options outstanding - Weighted average remaining life	2 years 2 months 12 days
Weighted Average Exercise Price Of Share Options Outstanding In Share based Payment Arrangement | $ / shares	$ 15.27
Number Of Share Options Exercisable In Share based Payment Arrangement	245,358
Options exercisable - Weighted average exercisable price | $ / shares	$ 15.27